Shareholder Fees - Investor P - iShares S&P 500 Index Fund - Investor P Shares	Dec. 31, 2024
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%